ADDITIONAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I (Balance Sheets) (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] USD ($)		Dec. 31, 2013 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] USD ($)	Dec. 31, 2012 Home Inns & Hotels Management Inc. [Member] CNY		Dec. 31, 2011 Home Inns & Hotels Management Inc. [Member] CNY	Dec. 31, 2010 Home Inns & Hotels Management Inc. [Member] CNY
Current assets:
Cash and cash equivalents	$ 191,080,000	1,156,743,000	$ 109,546,000	663,156,000	1,786,038,000	2,382,643,000	$ 37,072,000		224,425,000		$ 7,549,000	45,700,000		181,581,000	1,366,249,000
Restricted cash	28,623,000	173,276,000		205,739,000			26,677,000		161,494,000			205,731,000
Receivables from related parties	910,000	5,509,000		6,818,000			14,000		87,000			87,000
Prepayments and other current assets	29,937,000	181,232,000		172,534,000			3,445,000		20,855,000			3,786,000
Total current assets	286,897,000	1,736,794,000		1,268,392,000			67,208,000		406,861,000			255,304,000
Investments in subsidiaries							999,444,000	[1]	6,050,335,000	[1]		5,639,123,000	[1]
Other assets	14,211,000	86,027,000		117,350,000			0		0			42,831,000
Total assets	1,594,511,000	9,652,685,000		8,954,014,000			1,066,652,000		6,457,196,000			5,937,258,000
Current liabilities:
Short-term loans	0	0		12,571,000			0		0			12,571,000
Other payables and accruals		1,140,523,000		1,091,020,000			25,629,000		155,153,000			165,111,000
Total current liabilities	302,620,000	1,831,962,000		1,742,899,000			25,629,000		155,153,000			177,682,000
Non-current liabilities:
Long-term loans	117,835,000	713,337,000		735,404,000			117,835,000		713,337,000			735,404,000
Financial liability	191,172,000	1,157,295,000		1,066,771,000			191,172,000		1,157,295,000			1,066,771,000
Total liabilities	859,833,000	5,205,162,000		4,984,352,000			334,636,000		2,025,785,000			1,979,857,000
Shareholders' equity
Ordinary shares (US$ 0.005 par value; 200,000,000 shares authorized, 91,672,320 and 94,814,866 shares issued and outstanding as of December 31, 2012 and 2013, respectively)	606,000	3,671,000		3,574,000			606,000		3,671,000			3,574,000
Additional paid-in capital	508,878,000	3,080,596,000		2,802,905,000			508,878,000		3,080,596,000			2,802,905,000
Retained earnings	188,356,000	1,140,252,000		992,505,000			222,532,000		1,347,144,000			1,150,922,000
Total shareholders' equity	734,678,000	4,447,523,000		3,969,662,000	3,879,966,000	2,754,343,000	732,016,000		4,431,411,000			3,957,401,000
Total liabilities and shareholders' equity	$ 1,594,511,000	9,652,685,000		8,954,014,000			$ 1,066,652,000		6,457,196,000			5,937,258,000

[1]	Investments in subsidiaries include the amounts contributed to Home Inns HK by the Company for Home Inns HK's investments in PRC subsidiaries, and share options of the Company contributed to its Hong Kong and PRC subsidiaries as their employees' share-based compensation.